Commitments and Contingencies - Additional Information (Detail) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 22, 2008	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies [Line Items]
Operating lease end year				2017		2017
Rent expense		$ 400,000	$ 300,000	$ 700,000	$ 600,000	$ 1,258,000	$ 1,095,000
Capital lease description						The Company is the lessee of manufacturing equipment under a capital lease that began in January 2014 and expires in March 2016.
Assets acquired by capital lease						$ 332,000
Carrying value of the asset						26,000	179,000
Amounts owed		$ 0		$ 0		0	0
Bio Valve [Member]
Commitments And Contingencies [Line Items]
Licensing payment	9.00%
Licensing payment	10.00%
Capital Lease Obligations [Member]
Commitments And Contingencies [Line Items]
Depreciation expense for assets under capital leases						$ 153,000	$ 153,000